Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Current Assets:
Cash and cash equivalents	$ 9,798	$ 7,888
Accounts receivable, less allowance for doubtful accounts of $168 in 2013 and $166 in 2012	10,201	9,244
Prepaid expenses	349	287
Refundable income taxes	3	9
Other current assets	830	758
Total current assets	21,181	18,186
Property and equipment,	27,563	25,177
Leased property under capital leases, net	6,719	6,680
Noncurrent deferred tax asset	8	8
Other assets, net	108	104
Total assets	55,579	50,155
Current Liabilities:
Current portion of obligations under capital leases	56	2
Accounts payable	8,101	6,677
Accrued payroll and other compensation	549	486
Accrued income taxes	1	2
Other accrued taxes	307	303
Deferred revenues	2,265	2,180
Other liabilities and accrued expenses	365	424
Total current liabilities	11,644	10,074
Obligations under capital leases	390	224
Asset retirement obligation	75
Contingencies and commitments
Avalon Holdings Corporation Shareholders’ Equity:
Paid-in capital	58,771	58,646
Accumulated deficit	(18,389)	(18,827)
Total Avalon Holdings Corporation Shareholders’ Equity	40,420	39,857
Non-controlling interest in subsidiary	3,050
Total equity	43,470	39,857
Total liabilities and equity	55,579	50,155
Common Class A [Member]
Avalon Holdings Corporation Shareholders’ Equity:
Common Stock	32	32
Common Class B [Member]
Avalon Holdings Corporation Shareholders’ Equity:
Common Stock	$ 6	$ 6